EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 908.4	$ 895.9	$ 893.6
Less employee costs capitalized to property, plant and equipment and to intangible assets	(210.2)	(199.3)	(187.4)
Net employee costs	698.2	696.6	706.2
Purchase of goods and services:
Royalties, rights and creation costs	662.7	681.7	677.9
Cost of products sold	415.3	380.2	360.1
Service contracts	158.2	154.3	172.3
Marketing, circulation and distribution expenses	106.7	105.9	108.9
Other	369.8	380.9	433.9
Total purchase of goods and services	1,712.7	1,703.0	1,753.1
Total employee costs and purchase of goods and services	$ 2,410.9	$ 2,399.6	$ 2,459.3